FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Securities available for sale	$ 495,909	$ 559,182
Securities held to maturity (fair value of $282,830 at December 31, 2025 and $301,860 at December 31, 2024)	309,523	339,436
Federal Home Loan Bank and Federal Reserve Bank Stock	18,102	16,099
Liabilities
Subordinated debentures	39,864	39,796
Reciprocal deposits included in deposits with no stated maturity	862,697	797,224
Reciprocal deposits included in deposits with stated maturity	112,224	109,807
Recorded Book Balance
Assets
Cash and due from banks	52,235	56,984
Interest bearing deposits	86,152	62,898
Securities available for sale	495,909	559,182
Securities held to maturity (fair value of $282,830 at December 31, 2025 and $301,860 at December 31, 2024)	309,523	339,436
Federal Home Loan Bank and Federal Reserve Bank Stock	18,102	16,099
Net loans and loans held for sale	4,221,871	3,987,089
Accrued interest receivable	19,030	19,113
Derivative financial instruments	29,584	37,059
Liabilities
Deposits with no stated maturity	3,967,941	3,806,185
Deposits with stated maturity	793,741	847,903
Accrued interest payable	1,892	3,109
Derivative financial instruments	19,551	18,623
Recorded Book Balance | Other Borrowings
Liabilities
Borrowings	77,003	45,009
Recorded Book Balance | Subordinated Debt
Liabilities
Borrowings		39,586
Recorded Book Balance | Subordinated Debentures
Liabilities
Borrowings	39,864	39,796
Fair Value
Assets
Cash and due from banks	52,235	56,984
Interest bearing deposits	86,152	62,898
Securities available for sale	495,909	559,182
Securities held to maturity (fair value of $282,830 at December 31, 2025 and $301,860 at December 31, 2024)	282,830	301,860
Net loans and loans held for sale	4,062,200	3,772,862
Accrued interest receivable	19,030	19,113
Derivative financial instruments	29,584	37,059
Liabilities
Deposits with no stated maturity	3,967,941	3,806,185
Deposits with stated maturity	791,598	845,534
Accrued interest payable	1,892	3,109
Derivative financial instruments	19,551	18,623
Fair Value | Other Borrowings
Liabilities
Borrowings	76,680	44,996
Fair Value | Subordinated Debt
Liabilities
Borrowings		40,412
Fair Value | Subordinated Debentures
Liabilities
Borrowings	39,761	40,235
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Cash and due from banks	52,235	56,984
Interest bearing deposits	86,152	62,898
Securities available for sale	0	0
Securities held to maturity (fair value of $282,830 at December 31, 2025 and $301,860 at December 31, 2024)	0	0
Net loans and loans held for sale	0	0
Accrued interest receivable	35	46
Derivative financial instruments	0	0
Liabilities
Deposits with no stated maturity	3,967,941	3,806,185
Deposits with stated maturity	0	0
Accrued interest payable	316	374
Derivative financial instruments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Borrowings
Liabilities
Borrowings	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Subordinated Debt
Liabilities
Borrowings		0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Subordinated Debentures
Liabilities
Borrowings	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash and due from banks	0	0
Interest bearing deposits	0	0
Securities available for sale	495,909	559,182
Securities held to maturity (fair value of $282,830 at December 31, 2025 and $301,860 at December 31, 2024)	282,830	301,860
Net loans and loans held for sale	9,031	7,643
Accrued interest receivable	5,043	5,606
Derivative financial instruments	29,584	37,059
Liabilities
Deposits with no stated maturity	0	0
Deposits with stated maturity	791,598	845,534
Accrued interest payable	1,576	2,735
Derivative financial instruments	19,551	18,623
Significant Other Observable Inputs (Level 2) | Other Borrowings
Liabilities
Borrowings	76,680	44,996
Significant Other Observable Inputs (Level 2) | Subordinated Debt
Liabilities
Borrowings		40,412
Significant Other Observable Inputs (Level 2) | Subordinated Debentures
Liabilities
Borrowings	39,761	40,235
Significant Un- observable Inputs (Level 3)
Assets
Cash and due from banks	0	0
Interest bearing deposits	0	0
Securities available for sale	0	0
Securities held to maturity (fair value of $282,830 at December 31, 2025 and $301,860 at December 31, 2024)	0	0
Net loans and loans held for sale	4,053,169	3,765,219
Accrued interest receivable	13,952	13,461
Derivative financial instruments	0	0
Liabilities
Deposits with no stated maturity	0	0
Deposits with stated maturity	0	0
Accrued interest payable	0	0
Derivative financial instruments	0	0
Significant Un- observable Inputs (Level 3) | Other Borrowings
Liabilities
Borrowings	0	0
Significant Un- observable Inputs (Level 3) | Subordinated Debt
Liabilities
Borrowings		0
Significant Un- observable Inputs (Level 3) | Subordinated Debentures
Liabilities
Borrowings	$ 0	$ 0